RELATED PARTY TRANSACTIONS (Sale of manufacturing facility) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Inventories	$ 338.5	$ 406.1
Accounts receivable and other receivables	321.4	363.9
Other current assets	55.6	74.3
Total current assets	1,351.5	1,570.7
Non-current assets:
Fixed assets	755.5	877.3
Intangible assets	16.6	14.8
Other non-current assets	3.1	2.0
Total non-current assets	857.6	976.8
Total assets	2,209.1	2,547.5
Current liabilities:
Accounts payable and other payables	171.1	226.1
Long-term borrowings, current portion	150.5	161.1
Total current liabilities	1,130.3	1,530.5
Non-current liabilities:
Long-term borrowings	569.8
Total non-current liabilities	670.6	676.8
Total liabilities	1,800.9	$ 2,207.3
Hanwha Q CELLS Korea Corps [Member] | Corporate Segment [Member]
Current assets:
Inventories	51.2
Accounts receivable and other receivables	66.4
Other current assets	30.9
Total current assets	148.5
Non-current assets:
Fixed assets	63.4
Intangible assets	0.8
Other non-current assets	0.2
Total non-current assets	64.4
Total assets	212.9
Current liabilities:
Accounts payable and other payables	83.0
Long-term borrowings, current portion	7.8
Other current liabilities	31.0
Total current liabilities	121.8
Non-current liabilities:
Defined benefit obligation	1.5
Long-term borrowings	33.9
Other long-term liabilities	1.8
Total non-current liabilities	37.2
Total liabilities	159.0
Net assets	$ 53.9